Discontinued Operation (Details Narrative) - USD ($)		9 Months Ended
	Aug. 21, 2024	Sep. 30, 2025	Sep. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Termination cost	$ 22,000
Operating cash flows from discontinuing operation		$ 0	$ 65,221